Operating segments - additional information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating segments - additional information
3 Operating segments – additional information
Consolidated sales revenue by destination(a)

	2021%	2020%	2019%	2021 US$m	2020 US$m	2019 US$m
China	57.2	58.1	51.3	36,308	25,940	22,135
United States of America	12.6	10.9	14.2	8,012	4,867	6,125
Asia (excluding China and Japan)	9.4	10.2	10.6	5,985	4,536	4,558
Japan	7.9	7.5	8.9	5,012	3,354	3,855
Europe (excluding UK)	5.2	5.9	6.0	3,271	2,623	2,610
Canada	2.6	2.9	3.3	1,677	1,289	1,478
Australia	1.8	1.7	1.7	1,122	745	737
UK	0.4	0.5	0.6	243	242	248
Other countries	2.9	2.3	3.4	1,865	1,015	1,419
Consolidated sales revenue	100	100	100	63,495	44,611	43,165
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
Consolidated sales revenue by product
Consolidated sales revenues of the Group are derived from the following products sold to external customers:

	Revenue from contracts with customers 2021 US$m	Other revenue(a) 2021 US$m	Consolidated sales revenue 2021 US$m
Iron ore	42,992	(796)	42,196
Aluminium, alumina and bauxite	12,336	103	12,439
Copper	3,229	96	3,325
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,114	3	2,117
Gold	1,075	2	1,077
Diamonds	501	—	501
Other products(b)	1,837	3	1,840
Consolidated sales revenue	64,084	(589)	63,495

	Revenue from contracts with customers 2020 US$m	Other revenue(a) 2020 US$m	Consolidated sales revenue 2020 US$m	Revenue from contracts with customers 2019 US$m	Other revenue(a) 2019 US$m	Consolidated sales revenue 2019 US$m
Iron ore	28,202	1,000	29,202	25,516	229	25,745
Aluminium, alumina and bauxite	9,092	54	9,146	10,207	(32)	10,175
Copper	1,721	64	1,785	2,030	(7)	2,023
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,054	(3)	2,051	2,251	(12)	2,239
Gold	471	6	477	667	2	669
Diamonds	459	—	459	619	—	619
Other products(b)	1,493	(2)	1,491	1,697	(2)	1,695
Consolidated sales revenue	43,492	1,119	44,611	42,987	178	43,165
(a)Certain of the Group's products may be provisionally priced at the date revenue is recognised. The change in value of the provisionally priced receivables is based on relevant forward market prices and is included in “Other revenue” above.
(b)“Other products” includes metallic co-products, molybdenum, silver and other commodities. This category also now includes uranium sales of US$229 million (2020: US$299 million; 2019: US$375 million) that were previously disclosed separately.
3 Operating segments – additional information continued
Non-current assets other than excluded items(a)
The total of non-current assets other than excluded items is shown by location below.

	2021 US$m	2020 US$m
Australia	32,807	32,290
Canada	15,139	14,666
Mongolia	11,653	10,285
United States of America	6,141	6,090
Africa	3,080	3,294
South America	2,451	2,718
Europe (excluding UK)	246	212
UK	111	117
Other countries	1,197	1,008
Total non-current assets other than excluded items	72,825	70,680

Non-current assets excluded from analysis above:
Deferred tax assets	3,375	3,385
Other financial assets(b)	528	829
Quasi equity loans to equity accounted units(b)	97	112
Tax recoverable	29	4
Receivables and other assets	1,610	1,525
Total non-current assets per balance sheet	78,464	76,535
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$3,407 million (2020: US$3,652 million) which represents the Group’s share of net assets excluding quasi equity loans shown separately above.
(b)Loans to equity accounted units comprise quasi equity loans of US$97 million (2020: US$112 million) included in “Investments in equity accounted units” on the face of the balance sheet and no non-current non-quasi equity loans (2020: US$1 million) shown within “Other financial assets”.